                                     ANNUAL
                                     REPORT
                                October 31, 1996
                                 WARBURG PINCUS
                               FIXED INCOME FUND

                                       -
                                 WARBURG PINCUS
                            GLOBAL FIXED INCOME FUND

                                       -
                                 WARBURG PINCUS
                     INTERMEDIATE MATURITY GOVERNMENT FUND

                                       -
                                 WARBURG PINCUS
                      NEW YORK INTERMEDIATE MUNICIPAL FUND


                                     [Logo]

        A Prospectus containing more complete information, including charges and expenses and, where applicable, the special considerations and risks associated with international investing, may be obtained by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030. Investors should read the Prospectus carefully before investing.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this annual report are as of October 31, 1996; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this annual report is a recommendation to purchase or sell securities.

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 11, 1996

   The objective of Warburg Pincus Fixed Income Fund (the 'Fund') is high current income consistent with reasonable risk. Capital appreciation is a secondary objective. The Fund invests in a broadly diversified portfolio of securities, including both corporate and U.S. government issues.

   For the 12 months ended October 31, 1996, the Fund gained 6.80%, vs. a 5.81% gain in the Lehman Intermediate Government/Corporate Bond Index. The Fund's 30-day annualized current yield was 6.09% as of October 31. Its total net assets were $152,095,378.

   The reporting period ultimately proved a positive one for the U.S. bond market, with virtually all major indexes showing gains for the 12 months. But trading was volatile and marked by several major shifts in investor sentiment regarding inflation and the economy. The first three months of the period -- November 1995 through January 1996 -- saw bonds rally in response to evidence of moderate economic growth and controlled inflation. The market struggled through much of the next eight months, however, on signs of renewed economic vigor, reacting particularly sharply to a series of strong gains in monthly employment. By late September, the market had reversed course once more, with bond prices rising strongly on indications of a slowing economy and the continued absence of inflationary pressures. At the end of October, the yield on the U.S. Treasury's 30-year bond had fallen below 6.7%, after climbing above 7.2% in July.

   We attempted to maintain an optimal positioning of the Fund on the yield curve throughout the period. In general, we positioned the Fund conservatively relative to our benchmark index when rates were rising, and extended its average maturity and duration when fundamentals suggested a more aggressive stance. Timely management of the Fund's interest-rate exposure contributed significantly to its performance through the period.

   We also strove to enhance the Fund's returns through proper sector allocation. Our heaviest concentration throughout the period was in U.S. Treasuries, which we deemed most attractive on a risk-adjusted basis. This reflected, in large measure, the general tightening of yield spreads in the market through the 12 months. With yield spreads between higher- and lower-quality bonds relatively narrow, we concluded that there was little incentive for assuming greater credit risk in pursuit of higher yield.

   That said, we were able to identify some attractive opportunities in other areas of the market, including the mortgage-backed arena, where we found particularly good values among commercial mortgage-backed bonds. We also found selective values among corporate bonds, though in general we found much of the sector to be fully priced. We held smaller weightings in convertible and preferred securities and in real-estate investment trusts, equity securities with bond-like yields. All of these contributed positively to the Fund's returns.

Dale C. Christensen                            M. Anthony E. van Daalen
Co-Portfolio Manager                           Co-Portfolio Manager

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN WARBURG PINCUS FIXED INCOME FUND
                     SINCE INCEPTION AS OF OCTOBER 31, 1996

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Fixed Income Fund (the 'Fund') from August 17, 1987 (inception) to October 31, 1996, compared to the Lehman Intermediate Government/Corporate Index ('LIGC')* for the same time period.


                                                             AVERAGE ANNUAL
                                                              TOTAL RETURNS
                                                            FOR PERIODS ENDED
                                                                10/31/96
                      FIXED INCOME            LIGC           (COMMON SHARES)

               Aug-87         10,000          10,000             1 YEAR
               Oct-87          9,776.10       10,152.37            6.80%
               Oct-88         11,014.66       11,098.62
               Oct-89         11,872.06       12,269.70          5 YEAR
               Oct-90         11,976.61       13,175.68            8.03%
               Oct-91         13,902.22       14,997.74
               Oct-92         15,331.28       16,498.63       SINCE INCEPTION
               Oct-93         17,114.54       18,138.69          (8/17/87)
               Oct-94         17,011.54       17,789.33            8.11%
               Oct-95         19,153.02       20,020.35
               Oct-96         20,454.11       21,184.54


                                                                                      FUND
                                                                                     ------

1 Year Total Return (9/30/95-9/30/96).............................................    6.10%
5 Year Average Annual Total Return (9/30/91-9/30/96)..............................    7.86%
Average Annual Total Return Since Inception (8/17/87-9/30/96).....................    7.98%

   Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

   From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------
* The LIGC Index is an unmanaged index of intermediate government and corporate bonds calculated by Lehman Brothers Inc. and has no defined investment objective.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 11, 1996

   The objective of Warburg Pincus Global Fixed Income Fund (the 'Fund') is maximum total return -- consistent with prudent management -- through a combination of interest income, currency gains and capital appreciation. The Fund's holdings mainly include a wide range of investment-grade, income-producing securities of governmental and corporate issuers.

   For the 12 months ended October 31, 1996, the Fund gained 11.35%, vs. gains of 10.16% for the Salomon Brothers World Government Bond Index (Currency-Hedged) and 13.58% for the Lipper World Income Funds Average. The Fund's 30-day annualized current yield was 5.75% as of October 31. Its total net assets were $131,110,893.

   The reporting period saw gains for the majority of foreign bond markets, supported by a general backdrop of stable inflation and moderate economic growth. The Fund's largest geographical concentration throughout the 12 months was in Europe, where markets benefited from an easing of monetary policy from many of the region's central banks (reflecting the subdued rate of economic expansion across the Continent and the near absence of inflation) and from favorable investor reaction to progress toward European monetary union. We placed particular emphasis on the markets of Germany, the United Kingdom, Ireland and Denmark, whose bonds we favored for their attractive yields and for their price-appreciation potential. These holdings contributed significantly to the Fund's performance for the period.

   The Fund's exposure to less-developed markets, which collectively generated exceptionally strong gains over the 12 months, also enhanced its performance. Our holdings here included dollar-denominated securities from Latin America (consisting primarily of corporate issues of Argentine and Brazilian banks) and Asia. The Fund's Asian weighting included conventional bonds from Indonesia and convertible bonds from Hong Kong, the Philippines and Thailand. We deemed the latter to represent particularly good values, and they proved rewarding investments.

   We hedged the majority of the Fund's foreign-currency exposure through the period. This had a favorable impact on its returns, given the U.S. dollar's rise against most currencies. The unhedged portion of the portfolio represented primarily bonds from the United Kingdom. Our decision to leave this exposure unhedged proved timely, as the pound appreciated vs. the dollar.

Dale C. Christensen                            Laxmi C. Bhandari
Co-Portfolio Manager                           Co-Portfolio Manager

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

     GROWTH OF $10,000 INVESTED IN WARBURG PINCUS GLOBAL FIXED INCOME FUND
                     SINCE INCEPTION AS OF OCTOBER 31, 1996
   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Global Fixed Income Fund (the 'Fund') from November 1, 1990 (inception) to October 31, 1996, compared to the Salomon Brothers World Government Bond Index (Currency-Hedged) ('Salomon')* and the Lipper World Income Fund Average ('Lipper')** for the same time period.

                                                                AVERAGE ANNUAL
                                                                 TOTAL RETURNS
                                                               FOR PERIODS ENDED
                                                                    10/31/96
            GLOBAL FIXED        SALOMON        LIPPER           (COMMON SHARES)

    Nov-90      10,000          10,000         10,000                1 YEAR
    Oct-91      10,765.64       11,305.67      10,882.89              11.35%
    Oct-92      11,958.02       12,448.50      11,594.09
    Oct-93      13,956.94       13,968.54      13,064.39             5 YEAR
    Oct-94      13,567.11       13,495.97      12,823.49               9.20%
    Oct-95      15,011.49       15,634.52      14,030.46
    Oct-96      16,716.18       17,223.55      15,872.57         SINCE INCEPTION
                                                                   (11/01/90)
                                                                       8.93%


                                                                                      FUND
                                                                                     ------
1 Year Total Return (9/30/95-9/30/96).............................................   11.06%
5 Year Average Annual Total Return (9/30/91-9/30/96)..............................    9.20%
Average Annual Total Return Since Inception (11/01/90-9/30/96)....................    8.83%

   Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

   From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------

 * The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.

 ** The Lipper World Income Fund Average represents approximately 220 funds that invest in non-U.S. dollar and U.S. dollar debt instruments with unspecified maturities and durations, or other income producing securities.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 11, 1996

   The objective of Warburg Pincus Intermediate Maturity Government Fund (the 'Fund') is a high level of current income consistent with capital preservation. The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, the Fund will maintain a weighted average portfolio maturity of between three to 10 years.

   For the 12 months ended October 31, 1996, the Fund gained 5.16%, vs. a 5.67% gain in the Lehman Intermediate Government Bond Index. The Fund's 30-day annualized current yield as of October 31 was 5.96%. Its total net assets were $47,689,692.

   Mixed readings on the U.S. economy's health led to considerable volatility in the market during the reporting period. Through much of the 12 months, the greater part of the data pointed toward a strengthening economy, which triggered fears of inflation and a tightening of monetary policy by the Federal Reserve. This took a proportional toll on the bond market. In mid-September, however, the market witnessed a major turn in sentiment, as evidence pointed increasingly toward more-moderate growth and a benign inflationary environment. The resulting rally drove bond yields lower across the length of the yield curve, allowing bond funds to regain much if not all of the ground lost earlier in the year.

   Through the period, we adjusted the Fund's interest-rate exposure in an effort to enhance its performance while simultaneously keeping a firm hand on risk. In general, this meant shortening the Fund's average maturity and duration when interest rates were rising, and extending such when rates were falling. We erred on the side of caution when interest rates were falling, holding the Fund's average maturity and duration below that of its benchmark index. This cost the Fund in terms of relative performance, but it is consistent with our conservative approach to managing the portfolio.

   We made few significant changes to the Fund's sector weightings during the 12 months. Its greatest emphasis was in U.S. Treasuries, which we considered most attractive on a relative basis. We also found selected values in mortgage-backed securities and government-agency obligations.

Dale C. Christensen                            M. Anthony E. van Daalen
Co-Portfolio Manager                           Co-Portfolio Manager

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT
                  FUND SINCE INCEPTION AS OF OCTOBER 31, 1996

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Intermediate Maturity Government Fund (the 'Fund') from August 22, 1988 (inception) to October 31, 1996, compared to the Lehman Intermediate Government Bond Index ('LIG')* for the same time period.


                                                             AVERAGE ANNUAL
                                                              TOTAL RETURNS
                                                            FOR PERIODS ENDED
               INTERMEDIATE MATURITY     LIGC                   10/31/96

       Aug-88     10,000                10,000                    1 YEAR
       Oct-88     10,250.17             10,312.98                   5.16%
       Oct-89     11,177.60             11,385.81
       Oct-90     11,970.54             12,277.41                 5 YEAR
       Oct-91     13,611.94             13,912.45                   6.85%
       Oct-92     15,020.10             15,283.18
       Oct-93     16,340.62             16,690.79              SINCE INCEPTION
       Oct-94     16,049.64             16,406.21                 (8/22/88)
       Oct-95     18,027.47             18,341.42                   8.34%
       Oct-96     18,958.06             19,381.93


                                                                                      FUND
                                                                                     ------
1 Year Total Return (9/30/95-9/30/96).............................................    4.72%
5 Year Average Annual Total Return (9/30/91-9/30/96)..............................    6.75%
Average Annual Total Return Since Inception (8/22/88-9/30/96).....................    8.19%

   Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

   From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------
* The LIG Index is an unmanaged index of intermediate and long-term government bonds that is compiled by Lehman Brothers Inc. and has no defined investment objective.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 11, 1996

   The objective of Warburg Pincus New York Intermediate Municipal Fund (the 'Fund') is maximum current income -- free from federal, New York state and New York City taxes -- consistent with capital preservation and prudent management. The Fund's assets consist primarily of investment-grade municipal securities with an average maturity of between three and 10 years.
   For the 12 months ended October 31, 1996, the Fund gained 4.87%, vs. gains of 4.58% for the Lehman 5-year Municipal Bond Index and 4.34% for the Lipper Intermediate Municipal Debt Funds Average. The Fund's 30-day annualized current yield as of October 31 was 4.23%. Its total net assets were $77,560,451.
   The management of interest-rate volatility had a significant impact on the performance of New York municipal bonds during the 12 months. Rates fell during the first three months of the period (November 1995 through January 1996) on data signaling moderate economic growth and low inflation, resulting in price gains for municipal securities. But rates rose for much of the rest of the period, as mounting evidence of accelerating economic growth kindled fears of inflation and a tightening of monetary policy by the Federal Reserve. This took a proportional toll on bond prices. Finally, the last several weeks of the period (from mid-September through the end of October) saw a fairly sharp rally for bonds on signs that the economy was slowing and that inflationary pressures remained modest.
   We actively managed the Fund's interest-rate exposure through the period, in order to preserve capital when interest rates were rising and to realize price gains when rates declined. One defensive hedging technique we employed with good results was the sale of futures contracts. Specifically, we took short positions in U.S. Treasury futures contracts when interest rates were rising from February through mid-September, which allowed us to shorten the Fund's duration without having to sell securities.
   We maintained the Fund's emphasis on high-quality New York municipal bonds throughout the period, as yield spreads between these and lower-quality securities were relatively narrow and there was thus little incentive for taking on greater credit risk in pursuit of higher yield. As of October 31, the Fund's average credit quality was AA. We found attractively valued securities across a range of sectors, though in general we continued to underweight hospital bonds due to ongoing credit concerns regarding consolidation within the industry.
   Our outlook on the relative prospects for New York's municipal market over the coming months remains, in general, positive, given the attractive yields currently offered by New York municipal bonds vs. those of taxable issues. One area of concern, however, is the recent overhaul of the nation's welfare system. The new legislation effectively passes the financing burden of welfare from the federal government to the states themselves. This stands to be particularly burdensome for New York, given its large number of welfare recipients. We will continue to keep a close watch on developments, and to structure the Fund accordingly.

Dale C. Christensen                            Sharon B. Parente
Co-Portfolio Manager                           Co-Portfolio Manager

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL
                  FUND SINCE INCEPTION AS OF OCTOBER 31, 1996

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus New York Intermediate Municipal Fund (the 'Fund') from April 1, 1987 (inception) to October 31, 1996, compared to the Lehman 5-year Municipal Bond Index ('LBMUNI')* and Lipper Intermediate Municipal Debt Funds Average ('LIPIMUNI')** for the same time period.

                                                             AVERAGE ANNUAL
                                                              TOTAL RETURNS
                                                            FOR PERIODS ENDED
                                                                10/31/96
              NY INTL MUNI BOND FUND     LIP/MUNI            (COMMON SHARES)

       Apr-87     10,000                10,000                    1 YEAR
       Oct-87      9,687.35              9,591.33                   4.87%
       Oct-88     10,600.67             10,643.20
       Oct-89     11,121.77             11,319.65                 5 YEAR
       Oct-90     11,809.84             12,059.66                   6.23%
       Oct-91     12,923.00             13,298.20
       Oct-92     13,780.17             14,286.97              SINCE INCEPTION
       Oct-93     15,388.96             16,043.39                 (4/01/87)
       Oct-94     15,395.38             15,637.78                   6.00%
       Oct-95     16,674.07             17,351.55
       Oct-96     17,485.30             18,100.79


                                                                                      FUND
                                                                                      -----
1 Year Total Return (9/30/95-9/30/96)..............................................   5.06%
5 Year Average Annual Total Return (9/30/91-9/30/96)...............................   6.30%
Average Annual Total Return Since Inception (4/01/87-9/30/96)......................   5.99%

   Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

   From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------
 * The Lehman 5-year Municipal Bond Index is an unmanaged index of municipal bonds that is compiled by Lehman Brothers Inc. and has no defined investment objective. The inception date of this index was 01/01/88. The Fund's Average Annual Total Return for the period 01/01/88-10/31/96 was 6.55%.

** The Lipper Intermediate Municipal Debt Funds Average is an arithmetic average of intermediate municipal debt funds' rates of returns on a monthly basis. Lipper classifies intermediate municipal debt funds as those that invest in municipal debt issues with dollar weighted average maturities of 5 to 10 years. The Lipper Average is unmanaged with no defined investment objective.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                                     RATINGS`D'
   PAR                                             (MOODY'S/S&P)     MATURITY      RATE%         VALUE
----------                                         --------------    --------     -------     ------------
CORPORATE BONDS/NOTES (14.8%)
$2,000,000   ABN-AMRO Bank N.V. New York Branch
              Subordinate Deposit Notes (Callable
              08/01/04 @ $100.00)                  (Aa2, NR)         08/01/09       8.250     $  2,142,500
 1,300,000   Burlington North Santa Fe Debentures
              (Putable 06/01/08 @ $100.00)         (Baa2, BBB)       06/01/36       7.290        1,334,125
 1,550,000   Connecticut Lighting & Power Series A
              Notes                                (Baa3, BBB-)      02/01/99       5.500        1,520,938
 1,000,000   First USA Bank Series BKNT Notes      (Baa3, BBB-)      08/20/01       7.000        1,008,750
 1,000,000   Lenfest Communications, Inc. Senior
              Note                                 (Ba3, BB+)        11/01/05       8.375          915,000
 1,600,000   Lockheed Martin Corp. Debentures
              (Putable 05/01/08 @ $100.00)         (A3, BBB+)        05/01/36       7.200        1,646,000
 1,000,000   Loewen Group International, Inc.
              Senior Guaranteed Notes (Callable
              10/15/00 @ $104.125)                 (Ba1, BB+)        10/15/03       8.250        1,027,500
 2,500,000   Nationwide Health Properties, Inc.
              Medium-Term Note, Series B           (Baa2, BBB)       04/18/03       7.670        2,546,875
 1,000,000   Nationwide Mutual Insurance Co.
              Surplus Notes 144A                   (A1, A+)          02/15/04       6.500          972,500
   250,000   OCWEN Financial Corp. Notes (Callable
              10/01/01 @ $105.94)                  (B1, B+)          10/01/03      11.875          266,250
 1,250,000   Paging Network, Inc. Senior
              Subordinate Notes (Callable 08/01/00
              @ $105.06)                           (B2, B)           08/01/07      10.125        1,243,750
 1,500,000   PIV Investment Financial Convertible
              Bond (Euro) (Callable 02/02/97 @
              $100.00)                             (NR, NR)          12/01/00       4.500        1,293,750
 1,000,000   Pueblo Xtra International, Inc.
              Senior Notes (Callable 08/01/98 @
              $104.75)                             (B2, B-)          08/01/03       9.500          900,000
 2,000,000   Seventh Mexican Acceptance Corp. SA # (NR, NR)          08/15/99      10.000          740,000
 3,800,000   Spieker Properties LP Notes           (Baa3, BBB)       12/15/00       6.650        3,724,000
 1,000,000   State Street Boston Corp. Debentures
              (Putable 06/15/06 @ $100.00)         (A1, AA-)         06/15/26       7.350        1,047,500
                                                                                              ------------
             TOTAL CORPORATE BONDS/NOTES
              (Cost $23,507,852)                                                                22,329,438
                                                                                              ------------
MORTGAGE-BACKED SECURITIES (25.3%)
 2,350,000   Asset Securitization Corporation
              (Nomura Asset Securities Corp.)
              Series 1996-D2, Class A2+            (NR, AA)          02/14/29       7.363        2,366,891
   499,835   Bankers Trust Company Series 1988-1,
              Class D                              (NR, AAA)         04/01/18       8.625          518,232
   577,274   Donaldson, Lufkin, & Jenrette
              Acceptance Trust
              Series 1989-1, Class F               (Aaa, AAA)        08/01/19      11.000          617,021
   286,016   Federal Home Loan Mortgage Corp.      (Aaa, AAA)        10/01/01       8.750          294,030
 2,120,865   Federal Home Loan Mortgage Corp.
              Series-1589, Class Z                 (Aaa, AAA)        09/15/23       6.250        1,679,885
 1,000,000   First Street NB Commercial Mortgage
              Pass-Through CTFS Series FSI, Class
              B                                    (NR, NR)          10/20/23       7.607        1,008,750
 7,000,000   Government National Mortgage
              Association                          (Aaa, AAA)        10/15/26       8.000        7,161,862
 1,000,000   Midland Realty Acceptance Corporation
              Series 1996-C1, Class B+             (NR, AA)          08/25/28       7.764        1,036,719
 5,000,000   Morgan Stanley Mortgage Trust Series
              40, Class 8                          (NR, AAA)         07/20/21       7.000        4,946,350

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                     RATINGS`D'
   PAR                                             (MOODY'S/S&P)     MATURITY      RATE%         VALUE
----------                                         --------------    --------     -------     ------------
MORTGAGE-BACKED SECURITIES (CONT'D)
$3,291,579   Mortgage Capital Funding, Inc. Series
              1995-MC1,
              Class A1A                            (NR, AAA)         05/25/27       7.700     $  3,370,783
 4,000,000   Nomura Asset Securities Corp. Series
              1993-1, Class B1                     (NR, BBB)         12/15/01       6.680        3,868,125
 1,794,158   Nomura Asset Securities Corp. Series
              1994-4B,
              Class 4A                             (Aaa, AAA)        09/25/24       8.300        1,836,769
 4,000,000   Resolution Trust Corp. Series
              1994-C1, Class B                     (NR, AA)          06/25/26       8.000        4,121,875
 2,200,000   Resolution Trust Corp. Series
              1995-C1, Class A2C                   (Aaa, NR)         02/25/27       6.900        2,210,484
 1,000,000   Security Pacific Corp. Home Equity
              Loan Series 1991-1, Class B          (Aaa, AAA)        05/15/98       8.850        1,030,700
 2,000,000   Shurgard Pass-Through CTFS Trust
              (Nomura Asset Securities Corp.)
              Series 1, Class 1                    (NR, NR)          06/15/04       8.240        2,102,500
                                                                                              ------------
             TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $37,515,773)                                                                38,170,976
                                                                                              ------------
UNITED STATES TREASURY OBLIGATIONS (46.0%)
37,705,000   U.S. Treasury Note                                      11/15/97       8.875       38,956,048
 3,500,000   U.S. Treasury Note                                      07/15/98       8.250        3,643,780
 8,000,000   U.S. Treasury Note                                      04/15/99       7.000        8,214,640
 9,000,000   U.S. Treasury Note                                      05/15/01       8.000        9,687,149
 5,000,000   U.S. Treasury Note                                      07/31/01       6.625        5,110,350
 3,675,000   U.S. Treasury Note                                      02/15/05       7.500        3,953,381
                                                                                              ------------
             TOTAL UNITED STATES TREASURY
              OBLIGATIONS (Cost $69,004,803)                                                    69,565,348
                                                                                              ------------
AGENCY OBLIGATIONS (1.1%)
 1,596,392   Small Business Administration
              Guaranteed Development Participation
              Certificate Series 1992-20D (Cost
              $1,596,392)                                            04/01/12       8.200        1,680,202
                                                                                              ------------

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                          RATE%         VALUE
----------                                                                        -------     ------------
COMMON STOCK (3.9%)
    50,000   American Health Properties, Inc. REIT                                            $  1,075,000
    25,000   Boykin Lodging Company                                                                500,000
    30,000   Healthcare Realty Trust, Inc. REIT                                                    738,750
   120,000   Innkeepers USA Trust REIT                                                           1,410,000
    20,000   The Macerich Company REIT                                                             440,000
    20,000   U.S. Restaurant Properties Master LP                                                  467,500
    19,600   Universal Health Realty Income Trust
              SBI REIT                                                                             374,850
    39,000   Wellsford Residential Property Trust
              SBI REIT                                                                             897,000
                                                                                              ------------
             TOTAL COMMON STOCK (Cost $5,598,805)                                                5,903,100
                                                                                              ------------
PREFERRED STOCK (7.2%)
    36,800   Banco Totta & Acores Financial Corp. Series A (Callable 10/11/06
              @ $25.00)                                                             8.875          933,800
    40,000   Banesto Holdings Ltd Series A 144A (Callable 06/30/12 @ $25.00)       10.500        1,182,500
    50,000   Credit Lyonnaise Capital SCA ADR Series DTC 144A (Callable
              07/12/03 @ $25.00)                                                    9.500        1,206,250
    41,800   CRIIMI MAE Inc. Series B (Convertible) (Callable 09/30/06 @
              $25.00)                                                              10.875        1,128,600
    56,400   Equity Residential Properties Inc. Series C (Callable 09/09/06
              @$25.00)                                                              9.125        1,438,200
    25,000   First Union Real Estate (Convertible)
              (Callable 10/29/01 @ $25.00)                                          8.400          659,375
    15,000   Globalstar Telecommunications, Ltd. 144A (Convertible) (Callable
              12/10/96 $65.00)                                                      6.500          676,875
     2,096   Time Warner, Inc., Series K 144A (Callable 07/01/06 @ $1,051.30)      10.250        2,216,520
    56,250   Walden Residential Properties, Inc.
              Series B (Convertible)                                                9.160        1,476,563
                                                                                              ------------
             TOTAL PREFERRED STOCK (Cost
              $10,452,920)                                                                      10,918,683
                                                                                              ------------
SHORT-TERM INVESTMENTS (1.7%)

   PAR
----------
$2,567,000   Repurchase agreement with State Street Bank and Trust Co. dated
             10/31/96 at 5.51% to be repurchased at $2,567,393 on 11/01/96.
             (Collateralized by $2,590,000 U.S. Treasury Note 6.125% due
             03/31/98. Market value of collateral is $2,619,138.) (Cost
             $2,567,000)                                                                         2,567,000
                                                                                              ------------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost
$150,243,545)                                                                                 $151,134,747
                                                                                              ------------
                                                                                              ------------

                            INVESTMENT ABBREVIATIONS

      ADR = American Depository Receipt
     CTFS = Certificates
       NR = Not Rated
     REIT = Real Estate Investment Trust
      SBI = Small Business Investment

--------------------------------------------------------------------------------
`D' Credit ratings given by Moody's Investors Service Inc., and Standard & Poor's Ratings Group are unaudited.
# Illiquid security.
+ The interest rate shown is the rate as of October 31, 1996.
* Cost for Federal income tax purposes is $150,263,210.

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS
October 31, 1996
--------------------------------------------------------------------------------

                                                    RATINGS`D'
   PAR+                                            (MOODY'S/S&P)     MATURITY     RATE%         VALUE
-----------                                        -------------     --------     ------     ------------
BONDS (85.9%)
Argentina (2.3%)
  1,000,000(A) Banco de Galicia & Buenos Aires
               SA (Callable 11/01/98 at
               $103.375)                            (B1, BB-)        11/01/03      9.000     $    924,375
  2,000,000(A) Bridas Corp.                         (B1, BB-)        11/15/99     12.500        2,112,500
                                                                                             ------------
                                                                                                3,036,875
                                                                                             ------------
Brazil (2.3%)
    900,000(A) Banco Bandeirantes Sa                (B1, BB-)        12/20/97     12.000          919,125
  1,000,000(A) Banco Braseg Ag                      (B1, NR)         12/07/97     11.250        1,025,000
  1,000,000(A) Banco Itamarati Sa                   (B1, NR)         11/23/97     11.625        1,031,250
                                                                                             ------------
                                                                                                2,975,375
                                                                                             ------------
Canada (4.2%)
  7,000,000   Canadian Government                   (Aaa, AAA)       08/01/99      6.500        5,460,334
                                                                                             ------------
Cayman Islands (1.7%)
  2,500,000(A) PIV Investment Financial
               (Convertible) (Callable 02/02/97
               at $100)                             (A, A)           12/01/00      4.500        2,162,500
                                                                                             ------------
Colombia (0.8%)
  1,000,000(A) Comp de Desarollo Aeropu             (NR, BBB-)       05/31/11     10.190        1,022,500
                                                                                             ------------
Denmark (14.1%)
 30,000,000   Kingdom of Denmark                    (NR, AAA)        11/15/98      9.000        5,608,841
 63,750,000   Kingdom of Denmark                    (NR, AAA)        03/15/06      8.000       11,801,454
  5,912,000   Nykredit                              (Aa3, NR)        10/01/22     11.000        1,108,468
                                                                                             ------------
                                                                                               18,518,763
                                                                                             ------------
France (0.6%)
  1,100,000(B) Electricite de France                (Aaa, AAA)       07/20/98      5.375          745,237
                                                                                             ------------
Germany (30.9%)
  6,500,000   DSL Finance NV                        (Aaa, NR)        02/21/06      6.000        4,245,573
 12,000,000   German Government                     (Aaa, AAA)       11/11/04      7.500        8,744,284
  9,500,000   German Government                     (Aaa, AAA)       10/14/05      6.500        6,491,939
  3,700,000   German Government                     (Aaa, AAA)       01/04/24      6.250        2,271,488
  5,000,000   Land Hessen (Putable 11/29/03 at
               100.00 DMK)                          (Aaa, AAA)       11/29/03      6.000        3,310,427
  7,000,000   Landesbank Rheinland Finance BV       (Aa1, AA+)       04/20/05      7.250        4,939,870
  9,500,000   Treuhandanstalt                       (Aaa, AAA)       09/09/04      7.500        6,921,931
  5,000,000   International Bank for
               Reconstruction and Development       (Aaa, AAA)       10/13/99      7.250        3,571,429
                                                                                             ------------
                                                                                               40,496,941
                                                                                             ------------
Hong Kong (1.5%)
  2,000,000(A) Paliburg International Finance
               (Convertible) (Matures at
               $121.85)                             (Ba, BB)         02/06/01      3.500        2,030,000
                                                                                             ------------
Indonesia (2.7%)
  1,500,000(A) Indah Kiat International Finance
               Co. (Callable 06/15/01 at
               $106.25)                             (Ba2, BB)        06/15/06     12.500        1,623,750
  2,000,000(A) Polymax (Convertible) (Putable
               02/27/01 at $125.10)                 (Baa, BBB)       02/27/01      2.000        1,865,000
                                                                                             ------------
                                                                                                3,488,750
                                                                                             ------------
Luxembourg (3.5%)
  3,000,000(C) Landesbank Schlewig-Holstein
               Girozentrale                         (Aa1, NR)        02/04/04      6.500        4,527,684
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                    RATINGS`D'
   PAR+                                            (MOODY'S/S&P)     MATURITY     RATE%         VALUE
-----------                                        -------------     --------     ------     ------------
BONDS (CONT'D)
Mexico (0.6%)
  2,000,000(A) Seventh Mexican Acceptance Corp.
               SA #                                 (Caa, D)         08/15/99     10.000     $    740,000
                                                                                             ------------
Netherlands (5.6%)
  3,000,000(B) ABN AMRO Holdings NV                 (Aa2, NR)        04/15/98      6.125        2,046,716
  9,000,000   Netherlands Government                (Aaa, AAA)       01/15/06      6.000        5,351,409
                                                                                             ------------
                                                                                                7,398,125
                                                                                             ------------
Philippines (0.8%)
  1,000,000(A) C.E. Casecnan Water and Energy
               Co., Inc.                            (Ba2, BB)        11/15/10     11.950        1,110,000
                                                                                             ------------
Thailand (1.8%)
    500,000(A) Property Perfect Public Co., Ltd.
               (Convertible) (Matures at
               $128.00)                             (Ba, BB)         03/28/01      3.250          393,750
    500,000(A) Tanayong Public Co., Ltd.
               (Convertible) (Putable 03/01/99
               at $118.03)                          (B, B)           03/01/04      3.500          465,000
  1,000,000(A) Tipco Asphalt Public Co., Ltd.
               (Convertible) (Putable 09/19/01
               at $132.56)                          (Baa1, BBB-)     09/19/06      2.750        1,046,250
    500,000(A) United Communication Industry
               Public Co., Ltd. (Convertible)
               (Putable 04/04/01 at $126.33)        (Baa, BBB)       04/04/06      2.750          495,625
                                                                                             ------------
                                                                                                2,400,625
                                                                                             ------------
United Kingdom (12.5%)
  3,500,000   Lloyds TSB Group PLC                  (A1, NR)         03/29/06      8.500        5,741,474
  2,000,000   North American Capital Corp.          (Aa2-, AA-)      11/17/03      8.250        3,256,434
  4,320,000   United Kingdom Treasury               (Aaa, AAA)       03/03/00      9.000        7,433,700
                                                                                             ------------
                                                                                               16,431,608
                                                                                             ------------
              TOTAL CORPORATE BONDS (Cost $111,108,485)                                       112,545,317
                                                                                             ------------
PREFERRED STOCK (1.1%)
  NUMBER
 OF SHARES
-----------
France (0.9%)
     50,000   Credit Lyonnaise Capital SCA ADR
               (Callable 09/12/03 at $25.00)                                       9.500        1,206,250
                                                                                             ------------
United States (0.2%)
      5,000   Globalstar Telecommunications,
               Ltd. (Convertible) (Callable
               12/10/96 at $65.00)                                                 6.500          225,625
                                                                                             ------------
              TOTAL PREFERRED STOCK
               (Cost $1,308,500)                                                                1,431,875
                                                                                             ------------
TIME DEPOSITS (18.1%)
    PAR
-----------
$12,774,000   Canadian Imperial Bank                                 11/01/96      5.625       12,774,000
 11,000,000   Credit Lyonnaise                                       11/01/96      5.600       11,000,000
                                                                                             ------------
              TOTAL TIME DEPOSITS
               (Cost $23,774,000)                                                              23,774,000
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

       PAR+
-----------                                                                                         VALUE
                                                                                             ------------
TOTAL INVESTMENTS AT VALUE (105.1%)
   (Cost $136,190,985*)                                                                      $137,751,192
LIABILITIES IN EXCESS OF OTHER ASSETS (5.1%)                                                  (6,640,299)
                                                                                             ------------
NET ASSETS (100.0%) (applicable to 11,730,638
   Common Shares and 3,456 Advisor Shares)                                                   $131,110,893
                                                                                             ------------
                                                                                             ------------
NET ASSET VALUE, offering and redemption price
   per Common Share ($131,072,301[div]11,730,638)                                                  $11.17
                                                                                                   ------
                                                                                                   ------
NET ASSET VALUE, offering and redemption price
   per Advisor Share ($38,592[div]3,456)                                                           $11.17
                                                                                                   ------
                                                                                                   ------

                            INVESTMENT ABBREVIATIONS

      ADR = American Depository Receipt
      DMK = German Marks
       NR = Not Rated

--------------------------------------------------------------------------------
`D' Credit ratings given by Moody's Investors Service Inc., and Standard & Poor's Ratings Group are unaudited.
* Also cost for Federal income tax purposes.
# Illiquid security.
+ Unless otherwise  indicated  below,  all securities  are  denominated  in  the currency of the issuers' country of origin.
(A) Denominated in U.S. Dollars
(B) Denominated in German Marks
(C) Denominated in British Pounds

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

    PAR                                                          MATURITY      RATE%         VALUE
-----------                                                      --------     -------     -----------
AGENCY OBLIGATIONS (8.3%)
Small Business Administration (4.9%)
$ 1,153,781   Small Business Administration Guaranteed
              Development Participation Certificate Series
              1992-10 B                                          04/01/02       7.450     $ 1,158,107
  1,124,765   Small Business Administration Guaranteed
              Development Participation Certificate Series
              1992-10 C                                          07/01/02       6.600       1,126,172
                                                                                          -----------
              Total Small Business Administration                                           2,284,279
                                                                                          -----------
Other (3.4%)
  1,500,000   Private Export Funding Corporation Secured
              Notes Series BB                                    10/30/98       9.100       1,586,250
                                                                                          -----------
              TOTAL AGENCY OBLIGATIONS (Cost $3,853,173)                                    3,870,529
                                                                                          -----------
MORTGAGE-BACKED SECURITIES (13.6%)
  2,000,000   Federal Home Loan Mortgage Corp., Series 1275,
              Class VN                                           02/15/05       7.000       2,047,222
  2,000,000   Federal Home Loan Mortgage Corp., Series 1490,
              Class CA                                           04/15/08       6.500       1,964,041
  2,300,000   Government National Mortgage Association           10/15/26       8.000       2,351,747
                                                                                          -----------

              TOTAL MORTGAGE-BACKED SECURITIES (Cost
              $6,257,266)                                                                   6,363,010
                                                                                          -----------
UNITED STATES TREASURY OBLIGATIONS (75.6%)
 14,100,000   U.S. Treasury Note                                 11/15/97       8.875      14,564,876
  6,000,000   U.S. Treasury Note                                 04/15/99       7.000       6,158,220
  1,150,000   U.S. Treasury Note                                 05/15/01       8.000       1,237,078
  6,400,000   U.S. Treasury Note                                 02/15/05       7.500       6,880,832
  5,000,000   U.S. Treasury Bond                                 11/15/12      10.375       6,482,949
                                                                                          -----------
              TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost
              $35,094,413)                                                                 35,323,955
                                                                                          -----------
SHORT-TERM INVESTMENTS (2.5%)
  1,144,000   Repurchase agreement with State Street Bank and
              Trust Co. dated 10/31/96 at 5.51% to be
              repurchased at $1,144,175 on 11/01/96.
              (Collateralized by $1,155,000 U.S. Treasury
              Note 6.125% due 03/31/98. Market value of
              collateral is $1,167,994.) (Cost $1,144,000)                                  1,144,000
                                                                                          -----------
TOTAL INVESTMENTS AT VALUE (100%) (Cost $46,348,852*)                                     $46,701,494
                                                                                          -----------
                                                                                          -----------

--------------------------------------------------------------------------------
* Cost for Federal income tax purposes is $46,636,783.

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS
October 31, 1996
--------------------------------------------------------------------------------

                                                      RATINGS'D'
   PAR                                              (MOODY'S/S&P)     MATURITY      RATE%         VALUE
----------                                          -------------     --------     -------     ------------
NEW YORK (84.5%)
$  750,000   Canandaigua New York City School
              District General Obligation Bond
              (FGIC Insured)                        (Aaa, AAA)        06/01/99       7.125      $  801,562
 1,000,000   Municipal Assistance Corp. for New
              York City Revenue Bond Series #59
              (MBIA-IBC Insured) (Callable
              07/01/97 @ $102)                      (Aa, AA-)         07/01/01       7.750       1,045,770
   225,000   Municipal Assistance Corp. for New
              York City Revenue Bond Series #67
              (Callable 07/01/99 @ $102)            (Aa, AA-)         07/01/01       7.400         244,969
 1,000,000   Municipal Assistance Corp. for New
              York City Revenue Bond Series #67
              (Callable 07/01/99 @ $102)            (Aa, AA-)         07/01/04       7.600       1,092,500
   640,000   Municipal Assistance Corp. for New
              York City Revenue Bond Series #68
              (Callable 07/01/99 @ $102)            (Aaa, AAA)        07/01/03       7.200         692,800
 1,045,000   Nassau County New York General
              Obligation Bond Series L (FGIC
              Insured) (Escrowed To Maturity)       (Aaa, AAA)        11/15/01       6.300       1,131,212
 1,350,000   Nassau County New York General
              Obligation Bond General
              Improvements Series R (FGIC
              Insured)                              (Aaa, AAA)        11/01/02       5.125       1,387,125
 1,000,000   Nassau County New York General
              Obligation Bond General
              Improvements Series T (FGIC
              Insured)                              (Aaa, A-)         09/01/06       5.200       1,011,250
 2,000,000   New York City Municipal Water
              Finance Authority Water & Sewer
              System Revenue Bond Series C
              (Pre-refunded 06/15/01 @ $101.50)     (A, A-)           06/15/01       7.750       2,292,500
 3,000,000   New York City Municipal Water
              Finance Authority Water & Sewer
              System Revenue Bond Series A
              (Callable 06/15/06 @ $101)            (Baa1, BBB+)      06/15/24       5.500       2,861,250
 2,000,000   New York City General Obligation
              Bond Series J                         (Baa1, BBB+)      02/15/01       5.100       2,007,500
 1,000,000   New York City General Obligation
              Bond Series G                         (Baa1, BBB+)      02/01/06       5.750         997,500
 3,000,000   New York City General Obligation
              Bond Series A                         (Baa1, BBB)       08/01/06       7.000       3,266,250
   500,000   New York State Dormitory Authority
              Revenue Bond City University 3rd
              General Reserve-2                     (Aaa, AAA)        07/01/98       4.500         501,250
 1,515,000   New York State Dormitory Authority
              Revenue Bond City University
              Series B (FGIC Insured)               (Aaa, AAA)        07/01/99       6.900       1,621,050
 1,500,000   New York State Dormitory Authority
              Revenue Bond City University
              (AMBAC Insured)                       (Baa1, BBB)       07/01/03       6.000       1,620,000
 3,000,000   New York State Dormitory Authority
              Revenue Bond City University
              Series A                              (Aaa, AAA)        07/01/05       5.700       3,033,750
 1,000,000   New York State Dormitory Authority
              Revenue Bond City University (FGIC
              Insured) (Callable 07/01/05 @
              $102)                                 (Aaa, AAA)        07/01/14       5.375         978,750
 2,495,000   New York State Dormitory Authority
              Lease Revenue Bond State
              University Dormitory Facilities
              Series A (AMBAC Insured)              (Baa1, BBB+)      07/01/06       5.750       2,657,175
   775,000   New York State Dormitory Authority
              Revenue Bond State University
              Educational Facilities Series A
              (Pre-refunded 05/15/99 @ $102)        (Baa1, BBB+)      05/15/99       7.000         839,906

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                      RATINGS`D'
   PAR                                              (MOODY'S/S&P)     MATURITY      RATE%         VALUE
----------                                          --------------    --------     -------     -----------
NEW YORK (CONT'D)
$1,000,000   New York State Dormitory Authority
              Revenue Bond State University
              Educational Facilities Series B
              (Pre-refunded 05/15/00 @ $102)        (Aaa, BBB+)       05/15/00       7.250     $ 1,108,750
 2,000,000   New York State Dormitory Authority
              Revenue Bond State University
              Educational Facilities Series A       (Baa1, BBB+)      05/15/02       5.400       2,025,000
 1,000,000   New York State Dormitory Authority
              Revenue Bond Upstate Community
              Colleges Series A
              (Pre-refunded 07/01/00 @ $102)        (Baa1, NR)        07/01/00       7.600       1,122,500
   750,000   New York State Dormitory Authority
              Revenue Bond Upstate Community
              Colleges Series A                     (Baa1, BBB-)      07/01/01       5.200         754,688
 1,000,000   New York State Dormitory Authority
              Revenue Bond Upstate Community
              Colleges Series A                     (Baa1, BBB-)      07/01/02       5.300       1,002,500
   225,000   New York State Dormitory Authority
              Revenue Bond State University
              Educational Facilities Series A
              (Callable 05/15/99 @ $102)            (Baa1, BBB+)      05/15/02       7.000         240,469
 2,000,000   New York State General Obligation
              Bond Series C                         (A, A-)           10/01/03       6.000       2,152,500
 1,200,000   New York State General Obligation
              Bond Series C                         (A, A-)           10/01/04       6.000       1,294,500
 2,500,000   New York State Housing Finance
              Agency Service Contract Obligation
              Revenue Bond Series C
              (Pre-refunded 09/15/01 @ $102)        (Aaa, AAA)        09/15/01       7.300       2,843,750
 1,000,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series A                              (A, A)            04/01/99       6.000       1,037,500
 1,730,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series B (Pre-refunded 04/01/01 @
              $102)                                 (Aaa, AAA)        04/01/01       7.500       1,963,550
 1,000,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series A                              (A, A)            04/01/05       5.400       1,031,250
 2,000,000   New York State Medicare Facilities
              Finance Agency Revenue Bond
              (Pre-refunded 02/15/99 @ $102)        (Aaa, AAA)        02/15/99       7.800       2,187,500
   750,000   New York State Power Authority
              Revenue Bond Series V (Callable
              01/01/98 @ $102)                      (Aa, AA-)         01/01/03       7.600         789,375
   850,000   New York State Thruway Authority
              Service Contract Revenue Bond
              Local Highway & Bridge                (Baa1, BBB)       04/01/01       5.500         870,187
 3,000,000   New York State Thruway Authority
              Service Contract Revenue Bond
              Local Highway & Bridge Series A
              (MBIA Insured)                        (Aaa, AAA)        01/01/04       6.000       3,228,750
 2,500,000   New York State Urban Development
              Corp. Revenue Bond Correctional
              Capital Facilities Series 1
              (Pre-refunded 01/01/00 @ $102)
              (FSA Insured)                         (Aaa, Aaa)        01/01/00       7.500       2,768,750
 1,300,000   New York State Urban Development
              Corp. Revenue Bond State
              Facilities                            (Baa1, BBB)       04/01/11       5.750       1,304,875
 3,000,000   Port Authority of New York & New
              Jersey Revenue Bond Consolidated
              72nd Series (Pre-refunded 10/01/02
              @ $101)                               (A1, AA-)         10/01/02       7.350       3,427,500
   880,000   Suffolk County New York Water
              Authority Water-Works Revenue Bond
              (Pre-refunded 06/01/00 @ $102)
              (AMBAC Insured)                       (Aaa, AAA)        06/01/00       6.875         965,800

                See Accompanying Notes to Financial Statements.
                                       17

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                      RATINGS`D'
   PAR                                              (MOODY'S/S&P)     MATURITY      RATE%         VALUE
----------                                          --------------    --------     -------     -----------
NEW YORK (CONT'D)
$1,000,000   Triborough Bridge & Tunnel
              Authority New York Revenue Bond
              Series O (Pre-refunded 01/01/99 @
              $101.50)                              (Aaa, AAA)        01/01/99       7.700     $ 1,083,750
 2,000,000   Triborough Bridge & Tunnel
              Authority New York Revenue Bond
              Series T (Pre-refunded 01/01/01 @
              $102)                                 (Aaa, A+)         01/01/01       7.000       2,220,000
                                                                                               -----------
             TOTAL NEW YORK (Cost $64,432,681)                                                  65,507,513
                                                                                               -----------
PUERTO RICO (13.9%)
   265,000   Puerto Rico Commonwealth Aqueduct &
              Sewer Authority Revenue Bond
              (Escrowed To Maturity)                (Aaa, AAA)        07/01/99       7.875         276,594
 1,000,000   Puerto Rico Commonwealth Aqueduct &
              Sewer Authority Revenue Bond (MBIA
              Insured)                              (Aaa, AAA)        07/01/07       6.000       1,085,000
 3,000,000   Puerto Rico Commonwealth General
              Obligation Bond (MBIA Insured)        (Aaa, AAA)        07/01/01       5.500       3,131,250
   185,000   Puerto Rico Commonwealth General
              Obligation Bond (Callable 07/01/97
              @ $102)                               (NR, A)           07/01/02       7.125         191,999
 2,000,000   Puerto Rico Electric Power
              Authority Revenue Bond Series 0
              (MBIA Insured)                        (Aaa, AAA)        07/01/99       6.400       2,110,000
   500,000   Puerto Rico Electric Power
              Authority Revenue Bond Series N
              (Callable 07/01/99 @ $101.50)         (Baa1, BBB+)      07/01/00       6.800         534,375
 1,500,000   Puerto Rico Commonwealth Highway
              Authority Revenue Bond Series P
              (Pre-refunded 07/01/98 @
              $102)`D'`D'                           (Aaa, AAA)        07/01/98       8.125       1,627,500
 1,700,000   Puerto Rico Public Building
              Authority Revenue Bond Series I
              (FGIC Insured)                        (Aaa, AAA)        07/01/99       6.850       1,806,250
                                                                                               -----------
             TOTAL PUERTO RICO (Cost
              $10,578,196)                                                                      10,762,968
                                                                                               -----------

                See Accompanying Notes to Financial Statements.
                                       18

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

   PAR                                                                                            VALUE
----------                                                                                     -----------
MONEY MARKET FUNDS (0.1%)
$  117,594   Federated Investments New York
              Municipal Cash Trust                                                             $   117,594
     4,842   Nuveen Tax Exempt Money Fund                                                            4,842
                                                                                               -----------

             TOTAL MONEY MARKET FUNDS (Cost $122,436)                                              122,436
                                                                                               -----------

TOTAL INVESTMENTS AT VALUE (98.5%) (Cost $75,133,313*)                                          76,392,917

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)                                                     1,167,534
                                                                                               -----------
NET ASSETS (100.0%) (applicable to 7,500,689 Common Shares and 112
    Advisor Shares)                                                                            $77,560,451
                                                                                               -----------
                                                                                               -----------
NET ASSET VALUE, offering and redemption price per Common Share
    ($77,559,293[div]7,500,689)                                                                     $10.34
                                                                                                    ------
                                                                                                    ------

NET ASSET VALUE, offering and redemption price per Advisor Share
    ($1,158[div]112)                                                                                $10.34
                                                                                                    ------
                                                                                                    ------

                   INVESTMENT ABBREVIATIONS
AMBAC     =     American Municipal Bond Assurance Corporation
FGIC      =     Financial Guaranty Insurance Company
FSA       =     Financial Security Assurance Inc.
MBIA      =     Municipal Bond Investors Assurance Inc.
NR        =     Not Rated

--------------------------------------------------------------------------------
 `D' Credit Ratings given by Moody's Investors Service, Inc., and Standard & Poor's Ratings Group are unaudited.
`D'`D' Principal amount of $350,000 pledged as initial margin for futures transactions.
 * Also cost for Federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       19

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

ASSETS:

   Investments at value (Cost $150,243,545)                                           $151,134,747
   Receivable for investment securities sold                                             7,042,237
   Dividends and interest receivable                                                     2,876,942
   Receivable for Fund shares sold                                                         299,254
   Other assets                                                                             17,231
                                                                                      ------------
       Total assets                                                                    161,370,411
                                                                                      ------------

LIABILITIES:

   Payable for investment securities purchased                                           8,943,288
   Accrued expenses                                                                        132,574
   Dividends payable                                                                       132,526
   Payable for Fund shares redeemed                                                         62,152
   Other liabilities                                                                         4,493
                                                                                      ------------
       Total liabilities                                                                 9,275,033
                                                                                      ------------

NET ASSETS applicable to 14,966,435 Common Shares outstanding and 90,174 Advisor
 Shares outstanding                                                                   $152,095,378
                                                                                      ------------
                                                                                      ------------

NET ASSET VALUE, offering and redemption price per Common Share
   ($151,184,433[div]14,966,435)                                                            $10.10
                                                                                            ------
                                                                                            ------
NET ASSET VALUE, offering and redemption price per Advisor Share
   ($910,945 [div] 90,174)                                                                  $10.10
                                                                                            ------
                                                                                            ------

                See Accompanying Notes to Financial Statements.
                                       20

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

ASSETS:

   Investments at value (Cost $46,348,852)                                            $ 46,701,494
   Receivable for investment securities sold                                             4,456,114
   Interest receivable                                                                   1,039,601
   Receivable for Fund shares sold                                                          54,630
   Other assets                                                                              1,329
                                                                                      ------------
       Total assets                                                                     52,253,168
                                                                                      ------------

LIABILITIES:

   Payable for investment securities purchased                                           4,362,544
   Payable for Fund shares redeemed                                                         82,266
   Dividends payable                                                                        63,769
   Accrued expenses                                                                         53,930
   Other liabilities                                                                           967
                                                                                      ------------
       Total liabilities                                                                 4,563,476
                                                                                      ------------

NET ASSETS applicable to 4,738,076 Common Shares outstanding                          $ 47,689,692
                                                                                      ------------
                                                                                      ------------

NET ASSET VALUE, offering and redemption price per Common Share
   ($47,689,692 [div] 4,738,076)                                                            $10.07
                                                                                            ------
                                                                                            ------

                See Accompanying Notes to Financial Statements.
                                       21

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                 WARBURG PINCUS     WARBURG PINCUS
                                                              WARBURG PINCUS      INTERMEDIATE         NEW YORK
                                           WARBURG PINCUS         GLOBAL            MATURITY         INTERMEDIATE
                                            FIXED INCOME       FIXED INCOME        GOVERNMENT         MUNICIPAL
                                                FUND               FUND               FUND               FUND
                                           --------------     --------------     --------------     --------------

INVESTMENT INCOME:
   Dividends                                $  1,136,693       $    344,878       $          0       $     43,574
   Interest                                    8,006,345          7,626,884          3,206,375          3,727,531
                                           --------------     --------------     --------------     --------------
       Total investment income                 9,143,038          7,971,762          3,206,375          3,771,105
                                           --------------     --------------     --------------     --------------
EXPENSES:
   Investment advisory                           648,732          1,031,630            254,649            301,602
   Administrative services                       247,458            212,177             97,943            144,379
   Audit                                          15,302             15,307             13,179             13,219
   Custodian/Sub-custodian                        44,537             66,363             17,056             25,056
   Directors'/Trustees                            10,000             10,000             10,000             10,000
   Distribution                                    1,239                 25                  0                  0
   Insurance                                       5,524              4,934              3,481              3,863
   Legal                                          36,523             27,119             29,857             26,853
   Printing                                       13,302             12,204              4,311              4,256
   Registration                                   75,467             81,101             62,426             15,404
   Transfer agent                                 60,803             79,425             35,537             23,868
   Miscellaneous                                  17,082             20,096             14,546             14,110
                                           --------------     --------------     --------------     --------------
                                               1,175,969          1,560,381            542,985            582,610
   Less: fees waived and expenses
     reimbursed                                 (201,632)          (580,308)          (237,397)          (134,243)
                                           --------------     --------------     --------------     --------------
       Total expenses                            974,337            980,073            305,588            448,367
                                           --------------     --------------     --------------     --------------
         Net investment income                 8,168,701          6,991,689          2,900,787          3,322,738
                                           --------------     --------------     --------------     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS:

   Net realized gain from security
     transactions                              1,064,692            104,145            256,317            576,307
   Net realized gain from futures
     contracts                                         0                  0                  0            519,896
   Net realized gain from foreign
     currency related items                            0          2,480,864                  0                  0
   Net change in unrealized
     appreciation (depreciation) from
     investments, futures contracts and
     foreign currency related items             (385,137)         1,114,089           (684,142)          (841,945)
                                           --------------     --------------     --------------     --------------
         Net realized and unrealized
           gain (loss) from investments
           and foreign currency related
           items                                 679,555          3,699,098           (427,825)           254,258
                                           --------------     --------------     --------------     --------------
         Net increase in net assets
           resulting from operations        $  8,848,256       $ 10,690,787       $  2,472,962       $  3,576,996
                                           --------------     --------------     --------------     --------------
                                           --------------     --------------     --------------     --------------

                See Accompanying Notes to Financial Statements.
                                       22

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          WARBURG PINCUS
                              WARBURG PINCUS                WARBURG PINCUS             INTERMEDIATE MATURITY
                             FIXED INCOME FUND         GLOBAL FIXED INCOME FUND           GOVERNMENT FUND
                        ---------------------------   ---------------------------   ---------------------------
                        FOR THE YEAR ENDED OCTOBER    FOR THE YEAR ENDED OCTOBER    FOR THE YEAR ENDED OCTOBER
                                    31,                           31,                           31,
                            1996           1995           1996           1995           1996           1995
                        ------------   ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
   Net investment
    income              $  8,168,701   $  8,013,396   $  6,991,689   $  6,324,709   $  2,900,787   $  3,045,785
   Net realized gain
    from security
    transactions           1,064,692      1,132,052        104,145        508,655        256,317        514,443
   Net realized gain
    (loss) from
    futures contracts              0       (606,653)             0       (849,500)             0              0
   Net realized gain
    (loss) from
    foreign currency
    related items                  0         49,446      2,480,864       (961,036)             0              0
   Net change in
    unrealized
    appreciation
    (depreciation)
    from investments
    and foreign
    currency related
    items                   (385,137)     4,869,743      1,114,089      2,015,972       (684,142)     2,406,718
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net increase in
        net assets
        resulting from
        operations         8,848,256     13,457,984     10,690,787      7,038,800      2,472,962      5,966,946
                        ------------   ------------   ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS:
   Dividends from net
    investment income:
      Common Shares       (8,154,206)    (8,013,396)    (9,128,236)    (3,445,878)    (2,900,787)    (3,045,785)
      Advisor Shares         (14,495)             0           (278)             0              0              0
   Distributions from
    realized gains:
      Common Shares                0              0              0              0       (458,455)             0
      Advisor Shares               0              0              0              0              0              0
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net decrease in
        net assets
        from
        distributions     (8,168,701)    (8,013,396)    (9,128,514)    (3,445,878)    (3,359,242)    (3,045,785)
                        ------------   ------------   ------------   ------------   ------------   ------------
FROM CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from sale
    of shares             66,060,140     47,678,747    119,701,285     42,488,917     20,816,314     26,773,501
   Reinvested
    dividends              6,574,716      6,555,741      7,544,393      2,941,954      2,533,448      2,288,064
   Net asset value of
    shares redeemed      (38,201,941)   (44,942,286)   (61,338,102)   (75,776,818)   (30,671,693)   (22,818,476)
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net increase
        (decrease) in
        net assets
        from capital
        share
        transactions      34,432,915      9,292,202     65,907,576    (30,345,947)    (7,321,931)     6,243,089
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net increase
        (decrease) in
        net assets        35,112,470     14,736,790     67,469,848    (26,753,025)    (8,208,211)     9,164,250
NET ASSETS:
   Beginning of year     116,982,908    102,246,118     63,641,044     90,394,069     55,897,903     46,733,653
                        ------------   ------------   ------------   ------------   ------------   ------------
   End of year          $152,095,378   $116,982,908   $131,110,893   $ 63,641,044   $ 47,689,692   $ 55,897,903
                        ------------   ------------   ------------   ------------   ------------   ------------
                        ------------   ------------   ------------   ------------   ------------   ------------


                              WARBURG PINCUS
                           NEW YORK INTERMEDIATE
                              MUNICIPAL FUND
                         -------------------------

                            FOR THE YEAR ENDED
                                OCTOBER 31,
                            1996          1995
                         -----------  ------------
FROM OPERATIONS:
   Net investment
    income               $ 3,322,738  $  3,553,765
   Net realized gain
    from security
    transactions             576,307       818,720
   Net realized gain
    (loss) from
    futures contracts        519,896             0
   Net realized gain
    (loss) from
    foreign currency
    related items                  0             0
   Net change in
    unrealized
    appreciation
    (depreciation)
    from investments
    and foreign
    currency related
    items                   (841,945)    1,979,229
                         -----------  ------------
      Net increase in
        net assets
        resulting from
        operations         3,576,996     6,351,714
                         -----------  ------------
FROM DISTRIBUTIONS:
   Dividends from net
    investment income:
      Common Shares       (3,322,728)   (3,553,765)
      Advisor Shares             (10)            0
   Distributions from
    realized gains:
      Common Shares         (818,543)      (47,531)
      Advisor Shares               0             0
                         -----------  ------------
      Net decrease in
        net assets
        from
        distributions     (4,141,281)   (3,601,296)
                         -----------  ------------
FROM CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from sale
    of shares             35,406,045    32,441,402
   Reinvested
    dividends              3,601,550     3,073,742
   Net asset value of
    shares redeemed      (34,244,336)  (40,620,180)
                         -----------  ------------
      Net increase
        (decrease) in
        net assets
        from capital
        share
        transactions       4,763,259    (5,105,036)
                         -----------  ------------
      Net increase
        (decrease) in
        net assets         4,198,974    (2,354,618)
NET ASSETS:
   Beginning of year      73,361,477    75,716,095
                         -----------  ------------
   End of year           $77,560,451  $ 73,361,477
                         -----------  ------------
                         -----------  ------------

                See Accompanying Notes to Financial Statements.
                                       23

WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------------
                                                         1996        1995        1994        1993       1992
                                                        ------      ------      ------      ------      -----
NET VALUE, BEGINNING OF YEAR                            $10.07      $ 9.61      $10.42      $ 9.90      $9.61
                                                        ------      ------      ------      ------      -----
   Income from Investment Operations:
   Net Investment Income                                   .63         .70         .63         .56        .67
   Net Gain (Loss) on Securities and Foreign
     Currency Related Items (both realized and
     unrealized)                                           .03         .46        (.70)        .52        .29
                                                        ------      ------      ------      ------      -----
       Total from Investment Operations                    .66        1.16        (.07)       1.08        .96
                                                        ------      ------      ------      ------      -----
   Less Distributions:
   Dividends from Net Investment Income                   (.63)       (.70)       (.65)       (.56)      (.67)
   Distributions from Capital Gains                        .00         .00        (.09)        .00        .00
                                                        ------      ------      ------      ------      -----
       Total Distributions                                (.63)       (.70)       (.74)       (.56)      (.67)
                                                        ------      ------      ------      ------      -----
NET ASSET VALUE, END OF YEAR                            $10.10      $10.07      $ 9.61      $10.42      $9.90
                                                        ------      ------      ------      ------      -----
                                                        ------      ------      ------      ------      -----
Total Return                                              6.80%      12.59%       (.60%)     11.63%     10.28%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000s)                        $151,184    $116,983    $102,246     $81,181    $65,095

Ratios to average daily net assets:
   Operating expenses                                      .75%        .75%        .75%        .75%       .75%
   Net investment income                                  6.30%       7.25%       6.53%       5.99%      6.82%
   Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                  .16%        .18%        .18%        .09%       .27%
Portfolio Turnover Rate                                 194.23%     182.93%     179.44%     227.37%     122.04%

--------------------------------------------------------------------------------

                   See Accompanying Notes to Financial Statements. TAX STATUS OF 1996 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                              $.63

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1997.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------
                                                         1996        1995        1994        1993        1992
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR                      $11.04      $10.45      $11.38      $10.68      $10.40
                                                        ------      ------      ------      ------      ------
   Income from Investment Operations:
   Net Investment Income                                   .62         .99         .34         .54         .86
   Net Gain (Loss) on Securities and Foreign
     Currency Related Items (both realized and
     unrealized)                                           .57         .09        (.64)       1.13         .28
                                                        ------      ------      ------      ------      ------
       Total from Investment Operations                   1.19        1.08        (.30)       1.67        1.14
                                                        ------      ------      ------      ------      ------
   Less Distributions:
   Dividends from Net Investment Income                  (1.06)       (.49)       (.45)       (.85)       (.67)
   Distributions from Capital Gains                        .00         .00        (.14)       (.12)       (.19)
   Return of Capital                                       .00         .00        (.04)        .00         .00
                                                        ------      ------      ------      ------      ------
       Total Distributions                               (1.06)       (.49)       (.63)       (.97)       (.86)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                            $11.17      $11.04      $10.45      $11.38      $10.68
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------
Total Return                                             11.35%      10.65%      (2.79%)     16.72%      11.08%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000s)                        $131,072     $63,641     $90,394     $61,994     $17,092

Ratios to average daily net assets:
   Operating expenses                                      .95%        .95%        .95%        .49%        .45%
   Net investment income                                  6.78%       8.18%       6.96%       8.60%       8.66%
   Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                  .56%        .63%        .65%       1.44%       2.42%
Portfolio Turnover Rate                                 123.90%     128.70%     178.11%     109.54%      93.14%

--------------------------------------------------------------------------------

                   See Accompanying Notes to Financial Statements. TAX STATUS OF 1996 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                             $1.06

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1997.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                          -------------------------------------------------
                                                           1996        1995      1994      1993       1992
                                                          ------      ------    ------    ------     ------
NET ASSET VALUE, BEGINNING OF YEAR                        $10.22      $ 9.66    $11.03    $11.23     $10.83
                                                          ------      ------    ------    ------     ------

   Income from Investment Operations:

   Net Investment Income                                     .58         .59       .54       .59        .68
   Net Gain (Loss) on Securities (both realized and
     unrealized)                                            (.06)        .56      (.73)      .34        .41
                                                          ------      ------    ------    ------     ------
       Total from Investment Operations                      .52        1.15      (.19)      .93       1.09
                                                          ------      ------    ------    ------     ------

   Less Distributions:

   Dividends from Net Investment Income                     (.58)       (.59)     (.55)     (.59)      (.68)
   Distributions from Capital Gains                         (.09)        .00      (.63)     (.54)      (.01)
                                                          ------      ------    ------    ------     ------

       Total Distributions                                  (.67)       (.59)    (1.18)    (1.13)      (.69)
                                                          ------      ------    ------    ------     ------

NET ASSET VALUE, END OF YEAR                              $10.07      $10.22    $ 9.66    $11.03     $11.23
                                                          ------      ------    ------    ------     ------
                                                          ------      ------    ------    ------     ------

Total Return                                                5.16%      12.32%    (1.78%)    8.79%     10.34%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                           $47,690     $55,898   $46,734   $77,565   $113,336

Ratios to average daily net assets:
    Operating expenses                                       .60%        .60%      .60%      .60%       .60%
    Net investment income                                   5.68%       6.00%     5.43%     5.34%      6.10%
    Decrease reflected in above operating expense
    ratios due to waivers/reimbursements                     .47%        .49%      .42%      .21%       .25%

Portfolio Turnover Rate                                   163.59%     105.79%   115.37%   108.00%    165.70%

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1996 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

Ordinary income                                   $.66
Long-term capital gain                             .01

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1997.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                            -------------------------------------
                                                             1996       1995      1994      1993      1992
                                                            -------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF YEAR                           $10.42    $10.07    $10.65    $10.02    $ 9.88
                                                            -------    ------    ------    ------    ------

   Income from Investment Operations:

   Net Investment Income                                        .45       .47       .46       .47       .50
   Net Gain (Loss) on Securities (both realized and
     unrealized)                                                .04       .36      (.45)      .68       .14
                                                            -------    ------    ------    ------    ------

       Total from Investment Operations                         .49       .83       .01      1.15       .64
                                                            -------    ------    ------    ------    ------

   Less Distributions:

   Dividends from Net Investment Income                        (.45)     (.47)     (.46)     (.47)     (.50)
   Distributions from Capital Gains                            (.12)     (.01)     (.13)     (.05)      .00
                                                            -------    ------    ------    ------    ------

       Total Distributions                                     (.57)     (.48)     (.59)     (.52)     (.50)
                                                            -------    ------    ------    ------    ------

NET ASSET VALUE, END OF YEAR                                 $10.34    $10.42    $10.07    $10.65    $10.02
                                                            -------    ------    ------    ------    ------
                                                            -------    ------    ------    ------    ------

Total Return                                                   4.87%     8.31%      .04%    11.67%     6.63%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                              $77,559   $73,361   $75,716   $69,578   $54,012

Ratios to average daily net assets:
    Operating expenses                                          .59%      .60%      .60%      .58%      .55%
    Net investment income                                      4.41%     4.50%     4.41%     4.50%     4.99%
    Decrease reflected in above operating expense ratios
      due to
      waivers/reimbursements                                    .18%      .26%      .20%      .20%      .40%

Portfolio Turnover Rate                                       69.23%   105.17%   167.09%   115.98%    47.79%

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1996 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

Ordinary income                            $.09
Long-term capital gain                      .03

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1997.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Fixed Income Funds (the 'Funds') are comprised of the Warburg Pincus Fixed Income Fund (the 'Fixed Income Fund') and the Warburg Pincus Intermediate Maturity Government Fund (the 'Intermediate Government Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified, open-end management investment companies and the Warburg Pincus Global Fixed Income Fund (the 'Global Fixed Income Fund') and the Warburg Pincus New York Intermediate Municipal Fund (the 'New York Municipal Fund') which are registered under the 1940 Act as non-diversified, open-end management investment companies.

   Investment objectives for each Fund are as follows: the Fixed Income Fund seeks to generate high current income consistent with reasonable risk with capital appreciation a secondary objective; the Global Fixed Income Fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation; the Intermediate Government Fund seeks to achieve as high a level of current income as is consistent with preservation of capital; and the New York Municipal Fund seeks to maximize current interest income exempt from Federal income tax and New York State and New York City personal income tax to the extent consistent with prudent investment and preservation of capital.

   Each Fund offers two classes of shares, one class being referred to as Common Shares and one class being referred to as Advisor Shares. Common and Advisor Shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Shares for each fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Shares. The Advisor Shares for the Fixed Income Fund and the New York Municipal Fund currently bear expenses of .25% of average daily net assets. The Advisor Shares of the Global Fixed Income Fund currently bear expenses of .50% of average daily net assets. At October 31, 1996, the Intermediate Government Fund has not issued any Advisor Shares.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported mean price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Global Fixed Income Fund isolates that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions  are accounted  for  on a  trade date  basis.  Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, shareholder servicing fees and transfer agency) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly for the Fixed Income Fund, the Intermediate Government Fund and the New York Municipal Fund. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

   The Funds, together with other Warburg-advised funds, (collectively the 'Warburg Funds'), have established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D) amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty three and one-third percent (33 1/3%) of such fund's total assets. At October 31, 1996 there were no outstanding balances under these line of credit facilities for any of the funds.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the year ended October 31, 1996, the Funds received credits or reimbursements under this arrangement as follows:

                                 FUND                                     AMOUNT
----------------------------------------------------------------------    ------

Fixed Income                                                             $9,692
Global Fixed Income                                                       7,594
Intermediate Government                                                   3,951
New York Municipal                                                        5,728

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Fund's average daily net assets:

                        FUND                                        ANNUAL RATE
-----------------------------------------------------    ----------------------------------
Fixed Income                                             .50% of average daily net assets
Global Fixed Income                                      1.00% of average daily net assets
Intermediate Government                                  .50% of average daily net assets
New York Municipal                                       .40% of average daily net assets

   For the year ended October 31, 1996, investment advisory fees and waivers were as follows:

                                                    GROSS                           NET
                    FUND                         ADVISORY FEE      WAIVER       ADVISORY FEE
---------------------------------------------    ------------     ---------     ------------

Fixed Income                                      $  648,732      $(163,311)      $485,421
Global Fixed Income                                1,031,630       (514,200)       517,430
Intermediate Government                              254,649       (196,577)        58,072
New York Municipal                                   301,602       (102,812)       198,790

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
('PNC'), serve as each Fund's co-administrators. For administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended October 31, 1996, administrative services fees earned by CFSI were as follows:

                            FUND                                CO-ADMINISTRATION FEE
------------------------------------------------------------    ---------------------

Fixed Income                                                          $ 129,747
Global Fixed Income                                                     103,163
Intermediate Government                                                  50,930
New York Municipal                                                       75,401

   For its administrative services, PFPC currently receives a fee at an annual rate of .05% of each Fund's average daily net assets.

   For the year ended October 31, 1996, administrative services fees earned and voluntarily waived by PFPC were as follows:

                       FUND                            GROSS FEE      WAIVER        NET
---------------------------------------------------    ---------     --------     -------

Fixed Income                                           $117,711      $(28,629)    $89,082
Global Fixed                                            109,014       (58,514)     50,500
Intermediate Government                                  47,013       (36,869)     10,144
New York Municipal                                       68,978       (25,703)     43,275

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. For its shareholder servicing and distribution services, CSI currently receives a fee calculated at an annual rate of .25% of the average daily net assets of the Advisor Shares of the Fixed Income Fund, the Intermediate Government Fund and the New York Municipal Fund and .50% of the average daily net assets of the Global Fixed Income Fund. For the period ended October 31, 1996, distribution fees earned by CSI were as follows:

                              FUND                                  DISTRIBUTION FEE
----------------------------------------------------------------    ----------------

Fixed Income                                                             $1,239
Global Fixed Income                                                          25

   As of October 31, 1996, no Advisor Shares were outstanding for the Intermediate Government Fund.

3. INVESTMENTS IN SECURITIES

   For the year ended October 31, 1996, purchases and sales of investment securities (excluding short-term investments) and United States government and agency obligations were as follows:

                                                                                U.S. GOVERNMENT AND
                                             INVESTMENT SECURITIES              AGENCY OBLIGATIONS
                                         -----------------------------     -----------------------------
                FUND                      PURCHASES          SALES          PURCHASES          SALES
-------------------------------------    ------------     ------------     ------------     ------------

Fixed Income                             $ 85,379,858     $ 67,505,807     $193,409,268     $177,685,481
Global Fixed Income                       166,610,855      114,039,788                0                0
Intermediate Government                             0                0       80,445,697       87,515,061
New York Municipal                         58,684,023       51,114,806                0                0

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
3. INVESTMENTS IN SECURITIES (CONT'D)

   At October 31, 1996, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for Federal income tax purposes) was as follows:

                                                                                NET UNREALIZED
                                               UNREALIZED       UNREALIZED       APPRECIATION
                   FUND                       APPRECIATION     DEPRECIATION     (DEPRECIATION)
------------------------------------------    ------------     ------------     --------------

Fixed Income                                   $2,686,012      $(1,814,475)       $  871,537
Global Fixed Income                             3,198,533       (1,638,326)        1,560,207
Intermediate Government                            64,711                0            64,711
New York Municipal                              1,306,082          (46,478)        1,259,604

4. FORWARD FOREIGN CURRENCY CONTRACTS

   The Fixed Income Fund and the Global Fixed Income Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At October 31, 1996, the Global Fixed Income Fund had the following open forward foreign currency contracts:

   FORWARD                        FOREIGN                                          UNREALIZED
    CURRENCY      EXPIRATION      CURRENCY       CONTRACT        CONTRACT       FOREIGN EXCHANGE
   CONTRACT          DATE        TO BE SOLD       AMOUNT           VALUE          GAIN (LOSS)
--------------    ----------     ----------     -----------     -----------     ----------------

German Marks       11/12/96      14,115,400     $ 9,333,113     $ 9,334,347       $     (1,234)
British Pounds     11/18/96       6,500,000      10,185,500      10,572,900           (387,400)
British Pounds     11/18/96       5,000,000       7,820,500       8,133,000           (312,500)
British Pounds     11/18/96       1,560,000       2,427,360       2,537,496           (110,136)
German Marks       11/29/96      34,860,000      22,859,016      23,078,451           (219,435)
Netherlands
 Gilders           11/29/96      13,730,000       8,029,240       8,108,906            (79,666)
Canadian
 Dollars           12/02/96       1,783,140       1,305,851       1,332,690            (26,839)
Canadian
 Dollars           12/02/96         116,860          85,800          87,340             (1,540)
Danish Krone       01/02/97      71,280,000      12,247,423      12,249,948             (2,525)
Danish Krone       01/02/97      32,620,000       5,601,924       5,605,967             (4,043)
Canadian
 Dollars           02/03/97       5,330,000       3,956,060       3,999,400            (43,340)
                                                -----------     -----------     ----------------
                                                $83,851,787     $85,040,445       $ (1,188,658)
                                                -----------     -----------     ----------------
                                                -----------     -----------     ----------------

5. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. During the year ended October 31, 1996, the New York Municipal Fund entered into futures contracts which resulted in net realized gains of $519,896. At October 31, 1996, the New York Municipal Bond Fund had the following open futures contracts:

                                                    VALUE AT       VALUE AT
NUMBER OF                         EXPIRATION         TRADE        OCTOBER 31,      UNREALIZED
CONTRACTS          TYPE              DATE             DATE           1996         DEPRECIATION
---------     --------------     -------------     ----------     -----------     ------------
                  Short
                Positions:
    50         30 yr. T-Bond     December 1996     $5,503,750     $5,650,000        ($146,250)

6. CAPITAL SHARE TRANSACTIONS

   The Global Fixed Income Fund and the Intermediate Government Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Series 2 Shares (the Advisor Shares). The Fixed Income Fund and the New York Municipal Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are designated Series 2 Shares (the Advisor Shares).

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONT'D)

   Transactions in shares of each Fund were as follows:

                                                                                         GLOBAL FIXED INCOME
                                         FIXED INCOME FUND                 -----------------------------------------------
                          -----------------------------------------------                                       ADVISOR
                                                               ADVISOR                                          SHARES
                                                               SHARES                                        -------------
                                                            -------------                                       FOR THE
                                                               FOR THE                                          PERIOD
                                                               PERIOD                                         AUGUST 12,
                                                            JULY 3, 1996                                         1996
                                   COMMON SHARES            (COMMENCEMENT           COMMON SHARES            (COMMENCEMENT
                          --------------------------------       OF        --------------------------------       OF
                                                             OPERATIONS)                                      OPERATIONS)
                           FOR THE YEAR ENDED OCTOBER 31,      THROUGH      FOR THE YEAR ENDED OCTOBER 31,      THROUGH
                          --------------------------------   OCTOBER 31,   --------------------------------   OCTOBER 31,
                               1996             1995            1996            1996             1995            1996
                          ---------------  ---------------  -------------  ---------------  ---------------  -------------
Shares sold                   6,500,524         4,918,036        91,451        10,872,405        4,066,768        3,441
Shares issued to
 shareholders on
 reinvestment of
 dividends                      655,650           672,751         1,432           696,550          281,288           25
Shares redeemed              (3,807,785)       (4,609,035)       (2,709)       (5,602,659)      (7,231,335)         (10)
                          ---------------  ---------------  -------------  ---------------  ---------------      ------
Net increase (decrease)
 in shares outstanding        3,348,389           981,752        90,174         5,966,296       (2,883,279)       3,456
                          ---------------  ---------------  -------------  ---------------  ---------------      ------
                          ---------------  ---------------  -------------  ---------------  ---------------      ------
Proceeds from sale of
 shares                     $65,153,259     $  47,678,747     $ 906,881     $ 119,663,378    $  42,488,917      $37,907
Reinvested dividends          6,560,447         6,555,741        14,269         7,544,115        2,941,954          278
Net asset value of shares
 redeemed                   (38,174,913)      (44,942,286)      (27,028)      (61,337,990)     (75,776,818)        (112)
                          ---------------  ---------------  -------------  ---------------  ---------------      ------
Net increase (decrease)
 from capital share
 transactions               $33,538,793     $   9,292,202     $ 894,122     $  65,869,503    $ (30,345,947)     $38,073
                          ---------------  ---------------  -------------  ---------------  ---------------      ------
                          ---------------  ---------------  -------------  ---------------  ---------------      ------

                                      NEW YORK MUNICIPAL FUND
                          -----------------------------------------------
                                                               ADVISOR
                                                               SHARES
                                                            -------------     INTERMEDIATE GOVERNMENT
                                                               FOR THE                 FUND
                                                               PERIOD       ---------------------------
                                                              AUGUST 5,
                                                                1996               COMMON SHARES
                                   COMMON SHARES            (COMMENCEMENT   ---------------------------
                          --------------------------------       OF
                                                             OPERATIONS)    FOR THE YEAR ENDED OCTOBER
                           FOR THE YEAR ENDED OCTOBER 31,      THROUGH                  31,
                          --------------------------------   OCTOBER 31,    ---------------------------
                               1996             1995            1996            1996           1995
                          ---------------  ---------------  -------------   -------------  ------------
Shares sold                   3,417,172         3,181,012          111         2,068,125     2,723,498
Shares issued to
 shareholders on
 reinvestment of
 dividends                      348,363           299,821            1           250,112       230,993
Shares redeemed              (3,306,747)       (3,957,382)           0        (3,047,315)   (2,323,291)
                          ---------------  ---------------       -----      -------------  ------------
Net increase (decrease)
 in shares outstanding          458,788          (476,549)         112          (729,078)      631,200
                          ---------------  ---------------       -----      -------------  ------------
                          ---------------  ---------------       -----      -------------  ------------
Proceeds from sale of
 shares                     $35,404,895     $  32,441,402      $ 1,150       $20,816,314    $26,773,501
Reinvested dividends          3,601,541         3,073,742            9         2,533,448     2,288,064
Net asset value of shares
 redeemed                   (34,244,336)      (40,620,180)           0       (30,671,693)  (22,818,476)
                          ---------------  ---------------       -----      -------------  ------------
Net increase (decrease)
 from capital share
 transactions               $ 4,762,100     $  (5,105,036)     $ 1,159       $(7,321,931)   $6,243,089
                          ---------------  ---------------       -----      -------------  ------------
                          ---------------  ---------------       -----      -------------  ------------

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

7. NET ASSETS

   Net assets at October 31, 1996 consisted of the following:

                                           FIXED         GLOBAL FIXED      INTERMEDIATE          NEW YORK
                                        INCOME FUND      INCOME FUND      GOVERNMENT FUND     MUNICIPAL FUND
                                        ------------     ------------     ---------------     --------------
Capital contributed, net                $151,174,399    $129,871,491        $47,079,362         $75,343,895
Accumulated net investment income                 0        2,677,415                  0                   0
Accumulated net realized gain (loss)
 from security transactions                  29,777       (1,844,771)           257,688           1,096,568
Net unrealized appreciation from
 investments and foreign currency
 related items                              891,202          406,758            352,642           1,119,988
                                        ------------     ------------     ---------------     --------------
Net assets                              $152,095,378    $131,110,893        $47,689,692         $77,560,451
                                        ------------     ------------     ---------------     --------------
                                        ------------     ------------     ---------------     --------------

8. CAPITAL LOSS CARRYOVER

   At October 31, 1996, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:

                                                         CAPITAL LOSS CARRYOVER
                                                               EXPIRING IN
                                                         -----------------------     TOTAL CAPITAL
                        FUND                               2002          2003        LOSS CARRYOVER
-----------------------------------------------------    --------     ----------     --------------
Global Fixed Income                                      $560,159     $1,284,612       $1,844,771

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS

   Each Fund currently offers one other class of shares, Advisor Shares, representing equal prorata interests in each of the respective Warburg Pincus Fixed Income Funds. The financial highlights for an Advisor Share of each Fund are as follows:

                                                                                FIXED INCOME FUND
                                                                             -----------------------
                                                                                 ADVISOR SHARES
                                                                             -----------------------
                                                                                  JULY 3, 1996
                                                                                (COMMENCEMENT OF
                                                                               OPERATIONS) THROUGH
                                                                                OCTOBER 31, 1996
                                                                             -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $  9.90
                                                                                       -----
   Income from Investment Operations:
   Net Investment Income                                                                 .19
   Net Gain on Securities (both realized and unrealized)                                 .20
                                                                                       -----
       Total from Investment Operations                                                  .39
                                                                                       -----
   Less Distributions:
   Dividends from Net Investment Income                                                 (.19)
   Distributions from Capital Gains                                                      .00
                                                                                       -----
       Total Distributions                                                              (.19)
                                                                                       -----
NET ASSET VALUE, END OF PERIOD                                                       $ 10.10
                                                                                       -----
                                                                                       -----
Total Return                                                                            3.93%`D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                                        $911

Ratios to average daily net assets:
   Operating expenses                                                                   1.00%*
   Net investment income                                                                5.85%*
   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                                              .11%*
Portfolio Turnover Rate                                                               194.23%`D'

--------------------------------------------------------------------------------

`D' Non-Annualized
* Annualized

TAX STATUS OF 1996 DIVIDENDS (Unaudited)

   Taxable dividends paid by the Fund on a per share basis were as follows:

               Ordinary income                              $.19

   Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1997.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                             GLOBAL FIXED INCOME FUND
                                                                             ------------------------
                                                                                  ADVISOR SHARES
                                                                             ------------------------
                                                                                 AUGUST 12, 1996
                                                                                 (COMMENCEMENT OF
                                                                               OPERATIONS) THROUGH
                                                                                 OCTOBER 31, 1996
                                                                             ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $10.90
                                                                                       -----
   Income from Investment Operations:
   Net Investment Income                                                                 .10
   Net Gain on Securities and Foreign Currency Related Items (both
     realized and unrealized)                                                            .27
                                                                                       -----
       Total from Investment Operations                                                  .37
                                                                                       -----
   Less Distributions:
   Dividends from Net Investment Income                                                 (.10)
   Distributions from Capital Gains                                                      .00
                                                                                       -----
       Total Distributions                                                              (.10)
                                                                                       -----
NET ASSET VALUE, END OF PERIOD                                                        $11.17
                                                                                       -----
                                                                                       -----
Total Return                                                                            3.41%`D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                                         $39

Ratios to average daily net assets:
   Operating expenses                                                                   1.45%*
   Net investment income                                                                5.69%*
   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                                              .21%*
Portfolio Turnover Rate                                                               123.90%`D'

--------------------------------------------------------------------------------

`D' Non-Annualized
* Annualized

TAX STATUS OF 1996 DIVIDENDS (Unaudited)

   Taxable dividends paid by the Fund on a per share basis were as follows:

               Ordinary income                              $.10

   Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1997.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
9. OTHER FINANCIAL HIGHLIGHTS (CONT'D)

                                                                              NEW YORK INTERMEDIATE
                                                                                 MUNICIPAL FUND
                                                                             -----------------------
                                                                                 ADVISOR SHARES
                                                                             -----------------------
                                                                                 AUGUST 5, 1996
                                                                                (COMMENCEMENT OF
                                                                               OPERATIONS) THROUGH
                                                                                OCTOBER 31, 1996
                                                                             -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $ 10.34
                                                                                       -----
   Income from Investment Operations:
   Net Investment Income                                                                 .09
   Net Gain on Securities (both realized and unrealized)                                 .00
                                                                                       -----
       Total from Investment Operations                                                  .09
                                                                                       -----
   Less Distributions:
   Dividends from Net Investment Income                                                 (.09)
   Distributions from Capital Gains                                                      .00
                                                                                       -----
       Total Distributions                                                              (.09)
                                                                                       -----
NET ASSET VALUE, END OF PERIOD                                                       $ 10.34
                                                                                       -----
                                                                                       -----
Total Return                                                                             .88%`D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                                          $1

Ratios to average daily net assets:
   Operating expenses                                                                    .63%*
   Net investment income                                                                3.88%*
   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                                              .01%*
Portfolio Turnover Rate                                                                69.23%`D'

--------------------------------------------------------------------------------

`D' Non-Annualized
* Annualized

WARBURG PINCUS FIXED INCOME FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Boards of Directors, Trustees and Shareholders of
WARBURG PINCUS FIXED INCOME FUNDS:

We have audited the accompanying statements of assets and liabilities including the schedules of investments of Warburg Pincus Fixed Income Fund and Warburg Pincus Intermediate Maturity Government Fund and the statements of net assets of Warburg Pincus Global Fixed Income Fund and Warburg Pincus New York Intermediate Municipal Fund (all Funds collectively referred to as the 'Warburg Pincus Fixed Income Funds') as of October 31, 1996, and the related statements of operations for the year then ended, the related statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of each of the Warburg Pincus Fixed Income Funds for the period ended October 31, 1992, were audited by other auditors, whose report dated December 15, 1992, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Warburg Pincus Fixed Income Funds as of October 31, 1996, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, PA
December 18, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       P.O. BOX 9030, BOSTON, MA 02205-9030
                             800-WARBURG (800-927-2874)

          COUNSELLORS SECURITIES INC., DISTRIBUTOR        WPBDF-2-1096

                                     [Logo]


                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as `D'
The division sign shall be expressed as [div]